2018 REGISTERED DIRECT OFFERING - Derivative liabilities using Black Scholes Model (Details)		12 Months Ended
	Jun. 30, 2018 $ / shares USD ($)	Sep. 30, 2019 $ / shares USD ($)	Sep. 30, 2018 $ / shares USD ($)
Closing price per share of common stock		$ 0.001	$ 0.001
Registered Direct Offering 2018 [Member] | Derivative Financial Instruments, Liabilities [Member]
Closing price per share of common stock	$ 0.48	$ 0.24	$ 0.42
Registered Direct Offering 2018 [Member] | Derivative Financial Instruments, Liabilities [Member] | Measurement Input, Exercise Price [Member]
Derivative Liability, Measurement Input	0.70	0.70	0.70
Registered Direct Offering 2018 [Member] | Derivative Financial Instruments, Liabilities [Member] | Measurement Input, Price Volatility [Member]
Derivative Liability, Measurement Input	105.94	78.72	100.18
Registered Direct Offering 2018 [Member] | Derivative Financial Instruments, Liabilities [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative Liability, Measurement Input	2.73	1.56	2.94
Registered Direct Offering 2018 [Member] | Derivative Financial Instruments, Liabilities [Member] | Measurement Input, Expected Dividend Rate [Member]
Derivative Liability, Measurement Input | $	0	0	0
Registered Direct Offering 2018 [Member] | Derivative Financial Instruments, Liabilities [Member] | Measurement Input, Expected Term [Member]
Remaining expected term of underlying securities (years)	5 years	3 years 8 months 23 days	4 years 8 months 27 days